IDX Dynamic Innovation ETF

Schedule of Investments

July 31, 2024 (unaudited)

		Shares	Value
99.80%	EXCHANGE TRADED FUND
99.80%	TECHNOLOGY
	Invesco QQQ Trust Series	18,803	8,857,529
	iShares Global Tech ETF	95,376	7,697,797
	iShares U.S. Technology ETF	50,217	7,348,254
	Technology Select Sector SPDR Fund	35,278	7,718,826
			31,622,406

99.80%	TOTAL EXCHANGE TRADED FUND		31,622,406

99.80%	TOTAL INVESTMENTS		31,622,406

0.20%	Other assets net of liabilities		64,381
100.00%	NET ASSETS		$31,686,787

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
EXCHANGE TRADED FUND	$31,622,406			$31,622,406
TOTAL INVESTMENTS	$31,622,406			$31,622,406

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $30,628,696, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,621,456
Gross unrealized depreciation	(627,746)
Net unrealized appreciation	$993,710